Deposits and obligations - Summary of deposits and obligations (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deposits and Obligations [Line Items]
Time deposits	S/ 19,891,128	S/ 17,288,629
Saving deposits	19,411,720	17,756,097
Demand deposits	13,746,684	13,376,375
Compensation for service time	711,806	760,551
Other obligations	6,690	6,582
Deposits From Customers	S/ 53,768,028	S/ 49,188,234